RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Mr. Pollard, COO [Member]	Dec. 31, 2013 Mr. Ranew, Director [Member]	Dec. 31, 2013 Affiliate [Member]	Dec. 31, 2012 Affiliate [Member]	Mar. 31, 2012 Members of the Board of Directors and Officers [Member]	Dec. 31, 2013 Members of the Board of Directors and Officers [Member]	Dec. 31, 2012 Three Officers And Directors [Member]	Dec. 31, 2013 Former Board Member and Current Board Member [Member]	Sep. 30, 2013 Tin Cup LLC [Member]
Related Party Transaction [Line Items]
Due to others - related party	$ 812,205	$ 15,000		$ 209,520	$ 2,685	$ 15,000
Advances from officers and directors	600,000		300,000	300,000
Common shares issued for services, shares							5,325,000			200,000
Common shares issued for services, value							5,325			17,600
Common stock issued, price per share							$ 0.001			$ 0.088
Consulting fees					55,000			229,321	180,892
Note payable, related parties	600,000
Secured convertible promissory notes											$ 250,000